Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	11,600,000
Proposed Maximum Offering Price per Unit	10.94
Maximum Aggregate Offering Price	$ 126,904,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,525.44
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Grindr Inc. (the "Registrant") that become issuable under the Grindr Inc. Amended and Restated 2022 Equity Incentive Plan (the "2022 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of outstanding shares of the Registrant's outstanding Common Stock. The amount to be registered represents 11,600,000 additional shares of Common Stock issuable under the 2022 Plan as a result of an increase approved by the Registrant's Board of Directors on April 27, 2026, and approved by the Registrant's stockholders on June 2, 2026. The proposed maximum offering price per share is stimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act based on a per share price of $10.94, the average of the high and low selling prices per share of the Common Stock on June 4, 2026, as reported on The New York Stock Exchange, which date is within five business days prior to the filing of this Registration Statement.